LONG-TERM LOANS (Details) € in Thousands, SFr in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 24, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Restricted cash deposit	[1]			$ 519			$ 727
Swiss Bank Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr						SFr 18,800
Variable interest rate spread			0.80%
Annual principal payment | SFr						376
Long-term Debt, Fiscal Year Maturity [Abstract]
2018 (current maturity)				385
2019				385
2020				385
2021				385
2022				385
Thereafter				14,250
Total				$ 15,790
Credit Suisse Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr						SFr 100,000
Interest rate				0.83%	0.83%	0.83%
Annual principal payment | SFr						SFr 2,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2018 (current maturity)				$ 2,049
2019				2,049
2020				2,049
2021				2,049
2022				2,049
Thereafter				80,221
Total				$ 88,417
DG HYP Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | €					€ 21,000
Gross amount | €					€ 20,474
Interest rate				2.15%	2.15%	2.15%
Quarterly principal payment | €			€ 105
Terms of loan agreement			The terms of the loan includes a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.
Long-term Debt, Fiscal Year Maturity [Abstract]
2018 (current maturity)				$ 503
2019				503
2020				22,135
Total				22,638
City National Bank of Florida Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Gross amount		$ 9,390		$ 15,000
Loan term			3 years
Interest rate		2.65%		2.65%	2.65%	2.65%
Default interest rate		3.25%
Depository account amount		$ 1,500
Restricted cash deposit		$ 300
Debt issuance costs				$ 184
Maturity date		Jul. 08, 2020
Quarterly principal payment		$ 19
Long-term Debt, Fiscal Year Maturity [Abstract]
2018 (current maturity)				228
2019				228
2020				8,701
Total				$ 8,929

[1]	Restricted amount of $ 519 related to the hedging transaction, see details (3) below.